Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 8. Property and Equipment, Net

The Company accounts for property and equipment at historical cost less accumulated depreciation. See Note 2 for a summary of the Company’s policies relating to property and equipment.

Property and equipment, net, consist of the following:

(in thousands)	Useful lives	December 31, 2021	December 31, 2020
Computers and software	60 months	$961	$423
Office furniture	80 months	343	271
Leasehold improvements	Shorter of lease term or estimated useful life	3,387	1,685
Medical equipment	60 months	805	515
Construction in progress		518	205
Equipment capital lease assets	Shorter of lease term or estimated useful life	162	163
Less: accumulated depreciation		(1,984)	(1,158)
Total property and equipment, net		$4,192	$2,104

Depreciation expense for the years ended December 31, 2021 and 2020 was $826 and $691, respectively.